Employee benefits and share-based payments (Details 3) $ in Millions	12 Months Ended
Jun. 30, 2018 ARS ($) shares
Disclosure of defined benefit plans [line items]
Valid as of July 1, 2017	109,054
Exercised | $	$ (109,054)
Exercises as of June 30, 2018
Second Tranche [Member]
Disclosure of defined benefit plans [line items]
Valid as of July 1, 2017	109,054
Exercised | $	$ (109,054)
Exercises as of June 30, 2018
Third Tranche [Member]
Disclosure of defined benefit plans [line items]
Valid as of July 1, 2017	109,054
Exercised | $	$ (109,054)
Exercises as of June 30, 2018